LEASES LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES LIABILITIES
Current	$ 149,030	$ 98,045
Non- current	239,266	182,123
Total lease liabilities	$ 388,296	$ 280,168	$ 253,937